Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2022		2021	2020
Deferred compensation expense (CHF million)
Share awards	307		482	573
Performance share awards	(3)	[1]	290	448
Strategic Delivery Plan	248		–	–
Contingent Capital Awards	(3)		202	255
Cash awards	637		350	398
Retention awards	174		123	43
Total deferred compensation expense	1,360		1,447	1,717

Total shares delivered (million)
Total shares delivered	60.3		58.5	50.7
1 Included downward adjustment applied to outstanding performance share awards.

Additional information
Estimated unrecognized deferred compensation
end of	2022
Estimated unrecognized compensation expense (CHF million)
Share awards	203
Performance share awards	52
Strategic Delivery Plan	254
Contingent Capital Awards	55
Cash awards	586
Retention awards	343
Total	1,493

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2023 for 2022.

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2022			2021		2020
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	143.8		11.27	126.3	11.86	110.5	13.46
Granted	79.8	[1]	6.07	86.4	11.17	69.1	10.61
Settled	(61.1)		11.20	(53.3)	12.44	(47.9)	13.76
Forfeited	(15.1)		10.32	(15.6)	11.52	(5.4)	11.72
Balance at end of period	147.4		8.58	143.8	11.27	126.3	11.86
of which vested	25.9		–	13.1	–	13.5	–
of which unvested	121.5		–	130.7	–	112.8	–
1
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2022	2021	2020
Shares awarded (million)	102.8	27.7	44.6
Value of shares awarded (CHF million)	288	216	592
Fair value of each share awarded (CHF) [1]	2.87	8.61	12.59
1 Based on the Group’s share price on the grant date.

Stock compensation plan | Strategic Delivery Plan
Share-based compensation disclosures
Share-based award activities
Strategic Delivery Plan activities
	2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Share Delivery Plan
Balance at beginning of period	–		–
Granted	65.9	[1]	8.11
Settled	0.0		0.00
Forfeited	(4.0)		8.40
Balance at end of period	61.9		8.09
of which vested	7.0		–
of which unvested	54.9		–
1
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Contingent Capital Awards

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2022	2021	2020
Blocked shares awarded (million)	6.1	5.0	2.6
Value of shares awarded (CHF million)	16	41	35

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2022				2021		2020
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	77.2		11.66		91.7	11.66	72.4	13.38
Granted	3.5	[1,2]	(10.66)	[2]	28.5	12.70	50.9	10.63
Settled	(31.0)		11.70		(34.5)	12.50	(29.0)	14.13
Forfeited	(5.1)		10.96		(8.5)	11.78	(2.6)	11.62
Balance at end of period	44.6		9.94		77.2	11.66	91.7	11.66
of which vested	14.2		–		11.2	–	10.4	–
of which unvested	30.4		–		66.0	–	81.3	–
1
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Included downward adjustment applied to outstanding performance share awards.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2022	2021	2020
Performance shares awarded (million)	0.0	19.4	37.8
Value of performance shares awarded (CHF million)	0	161	493
Fair value of each performance share awarded (CHF) [1]	0.00	8.61	12.59
1 Based on the Group’s share price on the grant date.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2022		2021	2020
Deferred compensation expense (CHF million)
Share awards	293		466	555
Performance share awards	1	[1]	281	427
Strategic Delivery Plan	235		–	–
Contingent Capital Awards	(4)		194	245
Cash awards	623		370	378
Retention awards	170		123	43
Total deferred compensation expense	1,318		1,434	1,648

Total shares delivered (million)
Total shares delivered	56.7		55.7	48.3
1 Included downward adjustment applied to outstanding performance share awards.

Additional information
Estimated unrecognized deferred compensation
end of	2022
Estimated unrecognized compensation expense (CHF million)
Share awards	194
Performance share awards	50
Strategic Delivery Plan	241
Contingent Capital Awards	53
Cash awards	564
Retention awards	338
Total	1,440

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2023 for 2022.

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2022			2021		2020
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	135.3		11.22	115.2	11.82	101.9	13.45
Granted	76.1	[1]	6.21	85.7	11.19	64.0	10.65
Settled	(57.8)		11.26	(50.1)	12.44	(45.1)	13.83
Forfeited	(13.8)		10.13	(15.5)	11.52	(5.6)	11.74
Balance at end of period	139.8		8.59	135.3	11.22	115.2	11.82
of which vested	24.1		–	11.8	–	12.0	–
of which unvested	115.7		–	123.5	–	103.2	–
1
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Share awards granted for previous years
For compensation year	2022	2021	2020
Shares awarded (million)	95.3	26.9	43.5
Value of shares awarded (CHF million)	267	210	576

Bank | Stock compensation plan | Strategic Delivery Plan
Share-based compensation disclosures
Share-based award activities
Strategic Delivery Plan activities
	2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Share Delivery Plan
Balance at beginning of period	–		–
Granted	62.6	[1]	8.12
Settled	0.0		0.00
Forfeited	(3.8)		8.42
Balance at end of period	58.8		8.10
of which vested	6.8		–
of which unvested	52.0		–
1
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2022	2021	2020
Blocked shares awarded (million)	5.2	4.6	2.3
Value of shares awarded (CHF million)	14	38	31

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2022				2021		2020
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	73.8		11.67		88.0	11.67	69.7	13.37
Granted	2.9	[1,2]	(14.47)	[2]	27.4	12.71	48.8	10.63
Settled	(29.7)		11.70		(33.2)	12.50	(28.0)	14.12
Forfeited	(4.9)		11.00		(8.4)	11.78	(2.5)	11.64
Balance at end of period	42.1		9.93		73.8	11.67	88.0	11.67
of which vested	13.5		–		10.4	–	9.6	–
of which unvested	28.6		–		63.4	–	78.4	–
1
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Included downward adjustment applied to outstanding performance share awards.
Strategic Delivery Plan

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Performance share awards granted for previous years
For compensation year	2022	2021	2020
Performance shares awarded (million)	0.0	18.5	36.6
Value of performance shares awarded (CHF million)	0	154	478